COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Capital commitment

The Group had outstanding capital commitments mainly relating to capital expenditures of office space construction in Beijing and Jiangsu. As of February 28, 2021, the payment due within one year was $306,691 and $196,108 thereafter.

Lease property management fee commitment

Future minimum payments under non-cancelable agreements for property management fees as of February 28, 2021 were as follows:

Fiscal year ending
February 2022	$30,372
February 2023	30,541
February 2024	24,966
February 2025	18,301
February 2026	11,893
Thereafter	18,664

Total	$134,737

Investment commitment

The Group was obligated to pay $12,895 for several long-term investments under various arrangements as of February 28, 2021 with payment due within two years.

Contingencies

As of February 28, 2021, the Group remains in the process of preparing filings and applying for permits of certain learning centers. The Group cannot reasonably estimate the contingent liability of without the filling of the permit; no liabilities is recorded as of February 28, 2021.

During June and July 2018, two putative shareholder class action lawsuits were filed against the Company and certain officers of the Company in the U.S. District Court for the Southern District of New York (“the Court”). These class actions seek to recover damages caused by the Company’s violations of the federal securities laws and pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. In September 2018, the Court consolidated the two lawsuits as one case. In November 2020, the Second Circuit reversed and remanded the case to the District Court for further proceedings. On April 26, 2021, the Company and the plaintiffs submitted a joint letter to the Court stating that the parties reached an agreement in principle to settle all claims, subject to, among other items, definitive documentation and the Court’s approval.

The SEC’s Division of Enforcement has requested the Company to provide information relating to certain transactions discussed in a report issued by Muddy Waters Capital LLC in 2018, the Company’s internal review status report, as well as information regarding issues related to the “Light Class” business as Company announced in April 2020.

Based on the current progress and information available, the Company does not believe it has sound basis to develop possible outcome of the class action lawsuits and the SEC’s inquiries as well as the contingent losses it may incur. Therefore, no accrual for contingency loss was recognized in the consolidated statements of operations.

From time to time, the Group may be subject to other legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.